Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

US$

Carrying amount of previously held equity interests	202,354,932
Remeasurement gain	4,384,563
Fair value of previously held equity interests(i)	206,739,495
Less: Goodwill	534,697
206,204,798

Fair value of net identifiable assets acquired:
Cash and cash equivalents	11,761,992
Real estate properties under development	538,393,230
Current assets	7,471,403
Current liabilities	(57,705,079)
Deferred tax liabilities	(534,697)
Long-term bank loan	(293,182,051)

Net assets acquired	206,204,798

(i) The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.